Cash and cash equivalents - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
$3,000,000 bearing interest at a rate of 0.56%
Disclosure of financial assets [line items]
Guaranteed investment certificates amount	$ 3,000,000
Percentage of Interest on Investments	0.56%
Redeemable period without penalty	60 days
$5,000,000 bearing interest at a rate of 0.53%
Disclosure of financial assets [line items]
Guaranteed investment certificates amount	$ 5,000,000
Percentage of Interest on Investments	0.53%
Redeemable period without penalty	30 days